Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 7. NOTES PAYABLE

AirLife Note Payable

On August 25, 2023, the Company, through its wholly owned subsidiary NEH Midstream, LLC., entered into a Promissory Note (“AirLife Note”) with AirLife Gases USA Inc. (“AirLife”). Under the AirLife Note, NEH Midstream agreed to pay AirLife the principal sum of $2,000,000 or such lesser amount as shall equal the outstanding principal amount of the Advance made to NEH Midstream by AirLife. The entire balance will be due on the earlier of (i) the date that is 18 months after the commencement date as defined the Purchase and Sale Agreement between NEH Midstream and AirLife dated August 25, 2023, or (ii) May 30, 2027. Interest shall accrue at 0.0211%, compounded daily, equivalent to an annual interest rate of 8%, commencing on the date the advance was made and continuing until repaid. The Company’s interest in certain oil and natural gas properties, included within the Oil and natural gas properties, net (full cost) balance on the Company’s consolidated balance sheets are pledged as collateral for the AirLife Note. As of June 30, 2025 and December 31, 2024, the amount outstanding under the AirLife Note, including accrued interest of $304,153 and $217,823, respectively, and were $2,304,153 and $2,217,823, respectively, and recorded as Notes payable – current on the Company’s consolidated balance sheets.

Pursuant to the terms of the Purchase Agreement, if the Purchase Agreement is terminated due to delay of the November 30, 2025 Commencement Date, succession of plant operations or early termination of the Purchase Agreement, the Company will be required to pay the total amount of remaining monthly installments of the AirLife Note within five (5) days of the date of such termination. (See Note 14)

Equity Purchase Facility Agreement (“EPFA”) and Convertible Notes

On December 6, 2024, following the closing of the Business Combination, the Company and an institutional investor (the “EPFA Investor”) entered into an Equity Purchase Facility Agreement (the “EPFA”). Pursuant to the EPFA, the Company has the right to issue and sell to the EPFA Investor, and the EPFA Investor must purchase from the Company, up to an aggregate of $75 million (the “Commitment Amount”) in newly issued shares (the “Advance Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to the satisfaction or waiver of certain conditions. The Company may issue up to 866,873 Advance Shares assuming a purchase price of $8.075 per Advance Share.

The EFPA also provides for the issuance of two pre-paid advances in the aggregate amount of $10 million, the first pre-paid advance in the amount of $7 million and the second pre-paid advance in the amount of $3 million, each of which to be evidenced by a senior secured convertible promissory note (“the Notes”), which is convertible into shares of Common Stock. The Notes are secured by all assets of the Company. The Note for the First Pre-Paid Advance is initially convertible into 770,000 shares of Common Stock, assuming a conversion price of $10 and no accrued and unpaid interest. The Second Pre-Paid Advance Note will be initially convertible into 330,000 shares of Common Stock, assuming a conversion price of $10 and no accrued and unpaid interest.

The proceeds from the Second Pre-Paid Advance Note and sale of Advance Shares are expected to be used by the Company first to pay the then monthly payment on any outstanding Notes and then the remainder would be utilized for working capital. Pursuant to the terms of the EPFA, the Company is required to hold a special meeting of stockholders no later than ninety (90) calendar days following December 6, 2024 to seek approval of (i) the issuance of all of the shares of Common Stock that may be issuable pursuant to the Notes and the EPFA in compliance with the rules and regulations of Nasdaq and (ii) an amendment to the Company’s articles of incorporation to increase the number of authorized shares of capital stock of the Company to 250,000,000. At any time until the EPFA is terminated, the Company, in its sole discretion, has the right, but not the obligation, to issue and sell to the EPFA Investor, and the EPFA Investor must subscribe for and purchase from the Company, Advance Shares.

The price per Advance Share will be determined by multiplying the market price by 95% in respect of an Advance Notice, which shall be reduced by one-third (1/3rd) for each Excluded Day Purchase Price (as defined in the EPFA), which is not known at the time an Advance Notice is delivered but shall be determined on each closing based on the daily prices of the Advance Shares that are the inputs to the determination of the purchase price.

While the Convertible Notes are outstanding, the Company cannot issue, sell, grant, or otherwise dispose of any securities, or enter into any agreement or arrangement to do so, at a price per security less than 120% of $2.00 per share of Common Stock (the “EPFA Floor Price”) on such date, or otherwise provide rights to acquire securities at an effective price per security below 120% of the EPFA Floor Price unless the Company uses the proceeds of such transaction to fully redeem such outstanding Notes.

Until the termination of the EPFA, the Company must maintain a minimum cash balance of $500,000.

The Company reviewed the EFPA and determined that it should be recognized at fair value with changes in fair value recorded in the consolidated statement of operations (See Note 16).

As an inducement to entering into the EPFA, a designee of the EPFA Investor received 550,000 shares of ROCL and such shares were converted into 550,000 shares of Common Stock in connection with Business Combination.

Senior Secured Convertible Promissory Note

Each Convertible Note provides for a 7% original issue discount and is for a term of 15 months. Commencing on the ninetieth (90th) day following the applicable Issuance Date and continuing on the same day of each successive calendar month until the entire outstanding principal amount has been repaid, the Company is required to make monthly payments to the holder of the Note (the “Holder”). Each monthly payment will be in an amount equal to the sum of (i) one twelfth (1/12) of the initial aggregate principal of the Note and all other notes issued pursuant to the EPFA, plus (ii) accrued and unpaid under the Note as of each payment date. Interest accrues on the outstanding principal balance at an initial annual rate equal to 10% (“Interest Rate”), which Interest Rate will increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined in the Note).

On December 6, 2024, the Company drew the first prepaid advance of $7,000,000, net of an original issue discount of $490,000 and debt issuance costs of $5,048,574.

On January 16, 2025, following the effectiveness of the Company’s Registration Statement on Form S-1, on December 30, 2024, the Company issued another Senior Secured Convertible Promissory Note (the “Subsequent Note”) to the Investor in an aggregate principal amount of $3.0 million for an aggregate purchase price of $2.79 million after giving effect to a 7% original issue discount of $210,000 and debt issuance costs of $347,195. The Subsequent Note is for a term of 15 months from the Issuance Date.

The outstanding balance on the Convertible Note and the Subsequent Note, net of debt discount, as of December 31, 2024 was $2,233,712.

Amendment to Senior Secured Convertible Promissory Note

On May 5, 2025, the Company and the Investor entered into two amendments to the Promissory Notes, an amendment to the Senior Secured Convertible Promissory Note dated December 6, 2024 (the “First Amendment”) and an amendment to the Subsequent Note dated January 16, 2025 (the “Second Amendment”) which, among other things, provides that the Company may elect to defer the principal portion of the monthly payments that are due to the Investor in May 2025, June 2025, or July 2025 until on or before the Maturity Date of the respective Promissory Note in exchange for the payment of a deferral fee (the “Deferral Fee”) equal to 2.0% of the outstanding Principal on each of the Promissory Notes payable monthly until the deferred principal payments are paid in full. The Deferral Fee is payable 50% in cash and 50% as an addition to the outstanding Principal amount on the applicable payment date. The Company elected to defer the principal portion of the monthly payments that are due to the Investor in May 2025, June 2025, and July 2025. The deferral fees were recognized as an additional debt discount of $520,167.

The Company has evaluated the First and Second Amendment and as the effective borrowing rate under the restructured agreements are less than the effective annual interest rate on the old agreements, a concession is deemed to have been granted under ASC 470-60-55-10. As a concession has been granted, the agreements were accounted for as a troubled debt restructuring (“TDR”) by debtors under ASC 470-60.

For the six months ended June 30, 2025, the Company recorded $2,344,697of amortization of the debt discount in the consolidated statement of operations. The unamortized debt discount is expected to be amortized over the next 10 months. As of June 30, 2025, and December 31, 2024, the accrued interest on the Convertible Note in the consolidated balance sheets was $44,996 and $49,863, respectively. The outstanding balance on the Amended Notes, net of debt discount, as of June 30, 2025, was $5,256,904.

Conversion Rights

Each Note is convertible into shares of Common Stock at the option of the Investor at an initial conversion price of $10.00 per share (the “Conversion Price”). If the Company sells, enters into an agreement to sell, or grants any option to purchase any shares of Common Stock or any other securities that are at any time convertible into, or exercisable or exchangeable for common stock, at an effective price per share less than the Conversion Price of the Note then in effect, the Conversion Price will be reduced to equal the effective price per share in such dilutive issuance. The Conversion Price is also subject to a downward adjustment if an Event of Default occurs. The Conversion Price is subject to an initial floor price of $2.00 per share of Common Stock, however beginning on the effective date of the initial Registration Statement, and on the same day of every six (6) months thereafter (each, a “Floor Price Reset Date”), the floor price will be reduced to 20% of the average volume weighted average price of the Common Stock for such trading day on the primary market of the Common Stock during regular trading hours as reported by Bloomberg L.P. (the “VWAP”) during the five (5) trading days immediately prior to such Floor Price Reset Date. Additionally, the Company may reduce the floor price to any amount set forth in a written notice to the Holder, provided that any such reduction will be irrevocable and will not be subject to increase thereafter. The Company may prepay the Note at its option, upon thirty (30) business days written notice, by paying a 10% redemption premium.

The Company reviewed the conversion option and determined that the scope exception within ASC 815-10-15-74 (a) is met and the conversion option is not required to be bifurcated and accounted for as an embedded derivative under ASC 815.

Event of Default Conversion

From and after the occurrence of an Event of Default, the Holder may elect to convert the Note into shares of the Common Stock at the “Event of Default Conversion Price”, which is equal to the lower of the Conversion Price then in effect; and 90% of the lowest VWAP of the Common Stock during the ten (10) consecutive trading days immediately prior to the date on which we received written notice of such conversion from such holder, subject to the Floor Price.

The Company reviewed the Event of Default feature under ASC 815-15 and determined that the default interest feature is considered an embedded derivative that should be bifurcated from the host instrument requiring fair value accounting at issuance with all changes in fair value after the issuance date recorded in the consolidated statement of operations (See Note 16).

Limitations on Conversion

A Holder shall not have the right to convert any portion of the Note to the extent that, after giving effect to such conversion, the Holder (together with its related parties) would beneficially own in excess of 4.99% (the “Maximum Percentage”) of shares of the Company Common Stock outstanding immediately after giving effect to such conversion. The Maximum Percentage may be raised or lowered to any other percentage not in excess of 9.99%, at the option of the Holder, except that any increase will only be effective upon 61 days’ prior written notice to us.

Redemption Rights

At any time, the Company may redeem in cash all, or any portion, of the Note, in an amount equal to the outstanding principal balance being redeemed, plus a 10% premium in respect of such principal amount, plus all accrued and unpaid interest, if any, on such principal amount.

Security Agreement

Also, on December 6, 2024, the Company, each of its subsidiaries (each, a “Grantor”), and the Investor, entered into a Security Agreement (the “Security Agreement”) with respect to the Notes. Pursuant to the Security Agreement, each Grantor granted a security interest in such Grantor’s right, title and interest in and to each type of property described in the Security Agreement, (collectively, the “Collateral”), including, but not limited to the Company’s Equipment, Inventory, Receivables, Related Contracts, Pledged Debt, Investment Property, Pledged Stock and Account Collateral. The Collateral secures and will secure all debts, obligations, liabilities, covenants and duties of every kind owed at any time to the Secured Parties by the Grantors under the Purchase Agreement, the Notes, the Guarantee and/or each other Transaction Document.

Subsidiary Guarantee

Also, on December 6, 2024, each of the Company’s subsidiaries (the “Guarantors”) executed a guarantee agreement (the “Subsidiary Guarantee”), whereby each such Guarantor guaranteed to the EPFA Investor the prompt and full payment and performance of the Guaranteed Obligations of the Company under and pursuant to the Security Agreement.

Amended and Restated Equity Purchase Facility Agreement

On February 21, 2025, the Company and the Investor entered into an Amended and Restated Equity Purchase Facility Agreement (the “A&R EPFA”), which amends and restates the Existing EPFA in its entirety. Capitalized terms used herein and not defined herein have the meanings ascribed thereto in the A&R EPFA.

The A&R EPFA provides, among other things, that for so long as any amount remains outstanding under the Promissory Notes, if the Company submits an Advance Notice (as defined in the A&R EPFA), then the aggregate purchase price owed to the Company from such Advance Notice (the “Advance Proceeds”) shall be paid by the Investor to the Company and used by the Company in accordance with Section 7.15 of the A&R EPFA; provided, however, that any such Advance Notice that is submitted during any thirty (30) calendar day period preceding the date on which the Company is required to make a monthly payment pursuant to Sections 1(b) and 1(d) of the Promissory Notes (each such payment, a “Note Payment”), then without the prior written consent of the Investor, the Company may only submit such Advance Notice, if the Advance Proceeds are paid by the Investor by offsetting the amount of the Advance Proceeds against the full amount of the applicable Note Payment (first towards accrued and unpaid interest, then towards Payment Premiums (as defined in the Promissory Notes) (if applicable), and then towards outstanding principal), with any remaining Advance Proceeds to be paid by the Investor in cash to the Company and used by the Company in accordance with Section 7.15 of the A&R EPFA. Furthermore, if there is any default under the Promissory Notes, the Company may only submit an Advance Notice with the prior consent of the Investor.

Under the terms of the A&R EPFA, the price per Advance Share (as defined in the A&R EPFA) is set at the product obtained by multiplying the market price by 95%. In the event of a Regular Purchase Pricing Period (as defined in the A&R EPFA), the Company may elect to set the minimum price per Advance Share (the “Minimum Acceptable Price”) for such Advance Notice, however, if no Minimum Acceptable Price is selected, the Minimum Acceptable Price will automatically be set at a price equal to the Floor Price (as defined in the A&R EPFA) then in effect multiplied by 105.3%. In the event of an Accelerated Purchase Pricing Period (as defined in the A&R EPFA), the Minimum Acceptable Price shall always equal the Floor Price then in effect multiplied by 105.3%. Each trading day during a Pricing Period (as defined in the A&R EPFA) that is an Excluded Day (as defined in the A&R EPFA), shall result in an automatic reduction to the number of Advance Shares set forth in such Advance Notice by (i) in the event of a Regular Purchase Pricing Period, one-third for each such Excluded Day, (ii) in the event of an Accelerated Purchase Pricing Period, (A) with respect to an Equity Condition Excluded Day (as defined in the A&R EPFA), 100% or (B) with respect to a MAP Excluded Day (as defined in the A&R EPFA), 16% for each MAP Event (as defined in the A&R EPFA) in the applicable Accelerated Purchase Pricing Period. The A&R EPFA also provides that in no event may the Purchase Price be lower than the Floor Price then in effect and the Company may not submit an Advance Notice, without the consent of the Investor, if the market price of the Company’s common stock immediately prior to submission is lower than 120% of the Floor Price then in effect.

Pursuant to the terms of the A&R EPFA, the Floor Price is currently set at $0.7176 per Common Share, which is equal to 20% of the average five-day VWAP of the Common Shares on January 15, 2025, which is the date the Company’s resale registration statement on Form S-1 was declared effective. The A&R EPFA further provides that, beginning on July 15, 2025 and on the same day of every six (6) months thereafter (each, a “Floor Price Reset Date”), the Floor Price shall be adjusted (downwards only) to 20% of the average VWAP of the common stock during the five (5) trading days immediately prior to such Floor Price Reset Date. Notwithstanding the foregoing and subject to the rules and regulations of the Nasdaq Stock Market LLC, the Company may reduce the Floor Price then in effect to any amount set forth in a written notice to the Investor; provided that such reduction shall be irrevocable and shall not be subject to increase thereafter.

The table below summarizes the outstanding notes payable as of June 30, 2025 and December 31, 2024, including the effects of discounts and debt issuance costs:

	June 30, 2025	December 31, 2024
Current
Convertible note due 2026	8,755,858	7,000,000
Discounts, net (1)	(826,205)	(462,602)
Debt issuance costs, net (2)	(2,672,749)	(4,303,686)
Total, convertible note	5,256,904	2,233,712

Airlife Note – principal	2,000,000	—
Airlife Note – accrued interest	304,153	—
Total, Airlife Note	2,304,153	—
Total notes payable – current	$7,561,057	$2,233,712

Noncurrent
AirLife Note – principal	$—	$2,000,000
AirLife Note – accrued interest	—	217,823
Notes payable – noncurrent	$—	$2,217,823
(1)	Discounts as of June 30, 2025 and December 31, 2024, consisted of $1,220,167 and $490,000, respectively, in discounts less accumulated amortization of $393,692 and $27,398, respectively.

(2)	Debt issuance costs as of June 30, 2025 and December 31, 2024, consisted of $4,905,768 and $4,558,574, respectively, in debt issuance costs less accumulated amortization of $2,233,019 and $254,888.

The table below presents the disaggregation of interest expense for the six months ended June 30, 2025:

	Three Months Ended	Six Months Ended
	June 30, 2025	June 30, 2025
Contractual interest expense	$331,736	$613,411
Debt discount amortization	203,096	393,962
Debt issuance cost amortization	981,154	1,950,735
Total	$1,515,986	$2,958,108

NOTE 7. NOTES PAYABLE

On June 1, 2023, the Company renewed a secured Promissory Note (“the Note”) with a balance of $475,000, an interest rate of 14%, and requiring a principal reduction payment of $10,000, and a fee payment of $16,341 upon renewal and maturing on December 1, 2023. On December 1, 2023, the balance of $465,000 of the Note was renewed, requiring fee payment of $15,719 upon renewal and maturing on June 1, 2024. On July 1, 2024, the balance of $465,000 of the Note was renewed, requiring fee payment of $15,719 upon renewal and maturing on December 1, 2024. The Note carries an interest rate of 14.5%. As of December 31, 2024, and 2023, there were $0 and $469,968, respectively, payable on the Note which includes accrued interest. For the year ended December 31, 2023, these amounts were recorded as Notes payable - current on the Company’s consolidated balance sheets.

On August 25, 2023, the Company, through its wholly owned subsidiary NEH Midstream, LLC., entered into a Promissory Note (“AirLife Note”) with AirLife Gases USA Inc. (“AirLife”). Under the AirLife Note, NEH Midstream agreed to pay AirLife the principal sum of $2,000,000 or such lesser amount as shall equal the outstanding principal amount of the Advance made to NEH Midstream by AirLife. The entire balance will be due on the earlier of (i) the date that is 18 months after the commencement date as defined the Purchase and Sale Agreement between NEH Midstream and AirLife dated August 25, 2023, or (ii) May 30, 2027. Interest shall accrue at 0.0211%, compounded daily, equivalent to an annual interest rate of 8%, commencing on the date the advance was made and continuing until repaid. The Company’s interest in certain oil and natural gas properties, included within the Oil and natural gas properties, net (full cost) balance on the Company’s consolidated balance sheets are pledged as collateral for the AirLife Note. As of December 31, 2024, and 2023, the amount outstanding under the AirLife Note, including accrued interest of $217,823 and $53,013, respectively and was $2,217,823 and $2,053,013, respectively, and recorded as Notes payable — noncurrent on the Company’s consolidated balance sheets.

Starting in February 2024, NEH conducted a bridge financing round, pursuant to which it issued 10% Secured Convertible Debentures (the “Bridge Financing Debentures”) to certain investors. The Bridge Financing Debentures are payable on the earliest of: i) the date that the holder accelerates the obligations under the Bridge Financing Debentures; ii) March 1, 2025; or iii) the consummation of the business combination. The Bridge Financing Debentures are not eligible for prepayment and interest accrues monthly. Provided that the date of consummation of the business combination occurs prior to either March 1, 2025 or the date on which the holder accelerates the obligations under the Bridge Financing Debentures, the Bridge Financing Debentures are convertible into common stock of the Combined Company at a conversion rate determined by dividing (i) the principal and interest converted hereunder by (ii) the per share valuation (on a fully diluted basis) of the Combined Company’s common stock using a pre-money valuation of the Company of $20 million. The Company’s interest in certain oil and natural gas properties, included within the Oil and natural gas properties, net (full cost) balance on the Company’s consolidated balance sheets are pledged as collateral for the Bridge Financing Debentures. As a result of the Business Combination, on December 6, 2024, the Bridge Financing Debenture in the amount of $751,600 was repaid and the Bridge Financing Debentures in the aggregate amount of $3,662,091 were converted into shares of the Company common stock.

Loan and Equity Purchase Facility Agreement

On December 6, 2024, following the closing of the Business Combination, the Company and an institutional investor (the “EPFA Investor”) entered into an Equity Purchase Facility Agreement (the “EPFA”). Pursuant to the EPFA, the Company has the right to issue and sell to the EPFA Investor, and the EPFA Investor must purchase from the Company, up to an aggregate of $75 million (the “Commitment Amount”) in newly issued shares (the “Advance Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to the satisfaction or waiver of certain conditions. The Company may issue up to 866,873 Advance Shares assuming a purchase price of $8.075 per Advance Share.

The EFPA also provides for the issuance of two pre-paid advances in the aggregate amount of $10 million, the first pre-paid advance in the amount of $7 million and the second pre-paid advance in the amount of $3 million, each of which to be evidenced by a senior secured convertible promissory note (“the Notes”), which is convertible into shares of Common Stock. The Notes are secured by all assets of the Company. The Note for the First Pre-Paid Advance is initially convertible into 770,000 shares of Common Stock, assuming a conversion price of $10 and no accrued and unpaid interest. The Second Pre-Paid Advance Note will be initially convertible into 330,000 shares of Common Stock, assuming a conversion price of $10 and no accrued and unpaid interest.

The proceeds from the Second Pre-Paid Advance Note and sale of Advance Shares are expected to be used by the Company first to pay the then monthly payment on any outstanding Notes and then the remainder in the manner for working capital. Pursuant to the terms of the EPFA, the Company is required to hold a special meeting of stockholders no later than ninety (90) calendar days following December 6, 2024 to seek approval of (i) the issuance of all of the shares of Common Stock that may be issuable pursuant to the Notes and the EPFA in compliance with the rules and regulations of Nasdaq and (ii) an amendment to the Company’s articles of incorporation to increase the number of authorized shares of capital stock of the Company to 250,000,000. At any time until the EPFA is terminated, the Company, in its sole discretion, has the right, but not the obligation, to issue and sell to the EPFA Investor, and the EPFA Investor must subscribe for and purchase from the Company, Advance Shares, on the following terms:

(i)	The Company must, in its sole discretion, select the number of Advance Shares, not to exceed the Maximum Advance Amount (as defined below), it desires to issue and sell to the EPFA Investor in each Advance Notice (the “Advance Notice”).

(ii)	There is no mandatory minimum Advances and there is no non-usages fee for not utilizing the Commitment Amount or any part thereof.

(iii)	For so long as any amount remains outstanding under the Notes, without the prior written consent of the EPFA Investor, the Company may only submit an Advance Notice if the aggregate purchase price owed to the Company from such Advances (“Advance Proceeds”) may be paid by the EPFA Investor by offsetting the amount of the Advance Proceeds against an equal amount outstanding under the subject Notes (first towards accrued and unpaid interest, and then towards outstanding principal), subject to the Advance Proceeds being used by the Company first to pay the monthly payments of the Notes in accordance with the terms of the Notes and then the remainder in the manner as will be set forth in the prospectus included in any registration statement filed pursuant to the EPFA (and any post-effective amendment thereto) and any prospectus supplement thereto filed pursuant to the EPFA, including for working capital purposes for the Company and its subsidiaries.

(iv)	If there is any default under the Notes, the Company may only submit an Advance Notice if the Company obtains the prior written consent of the EPFA Investor and the Company must use the proceeds from the sale of the Advance Shares under the EPFA to first pay the Company’s senior Indebtedness, including amounts outstanding under any Notes.

“Maximum Advance Amount” means: “Accelerated Purchase Maximum Advance Amount” in respect of each Advance Notice with an accelerated purchase pricing period, 400% of the average daily trading volume over the five trading days before the notice date, but not exceed the ownership and registration limitations in the EPFA; and

“Regular Purchase Maximum Advance Amount” in respect of each Advance Notice with a regular purchase pricing period, 100% of the average daily trading volume over the five trading days before the notice date, also subject to the ownership and registration imitations in the EPFA.

The price per Advance Share will be determined by multiplying the market price by 95% in respect of an Advance Notice, which shall be reduced by one-third (1/3rd) for each Excluded Day Purchase Price (as defined in the EPFA), which is not known at the time an Advance Notice is delivered but shall be determined on each closing based on the daily prices of the Advance Shares that are the inputs to the determination of the purchase price.

While the Convertible Notes are outstanding, the Company cannot issue, sell, grant, or otherwise dispose of any securities, or enter into any agreement or arrangement to do so, at a price per security less than 120% of $2.00 per share of Common Stock (the “EPFA Floor Price”) on such date, or otherwise provide rights to acquire securities at an effective price per security below 120% of the EPFA Floor Price unless the Company uses the proceeds of such transaction to fully redeem such outstanding Notes.

Until the termination of the EPFA, the Company must maintain a minimum cash balance of $500,000.

As an inducement to entering into the EPFA, a designee of the EPFA Investor received 550,000 shares of ROCL and such shares were converted into 550,000 shares of Common Stock in connection with Business Combination.

Senior Secured Convertible Promissory Note

Each Convertible Note provides for a 7% original issue discount and is for a term of 15 months. Commencing on the ninetieth (90th) day following the applicable Issuance Date and continuing on the same day of each successive calendar month until the entire outstanding principal amount has been repaid, the Company is required to make monthly payments to the holder of the Note (the “Holder”). Each monthly payment will be in an amount equal to the sum of (i) one twelfth (1/12) of the initial aggregate principal of the Note and all other notes issued pursuant to the EPFA, plus (ii) accrued and unpaid under the Note as of each payment date. Interest accrues on the outstanding principal balance at an initial annual rate equal to 10% (“Interest Rate”), which Interest Rate will increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined in the Note).

On December 6, 2024, the Company drew the first prepaid advance of $7,000,000, net of an original issue discount of $490,000 and debt issuance costs of $5,048,574. As of December 31, 2024, the Company recorded $282,286 of amortization of the debt discount in the consolidated statement of operations. The unamortized debt discount is expected to be amortized over the next 14.5 months. As of December 31, 2024 and 2023 the accrued interest on the Convertible Note in the consolidated balance sheets was $49,863 and $0.

On January 16, 2025, following the effectiveness of the Company’s Registration Statement on Form S-1, on December 30, 2024, the Company issued another Senior Secured Convertible Promissory Note (the “Subsequent Note”) to the Investor in an aggregate principal amount of $3.0 million for an aggregate purchase price of $2.79 million after giving effect to a 7% original issue discount. The Subsequent Note is for a term of 15 months from the Issuance Date.

Conversion Rights

Each Note is convertible into shares of Common Stock at the option of the Investor at an initial conversion price of $10.00 per share (the “Conversion Price”). If the Company sells, enters into an agreement to sell, or grants any option to purchase any shares of Common Stock or any other securities that are at any time convertible into, or exercisable or exchangeable for common stock, at an effective price per share less than the Conversion Price of the Note then in effect, the Conversion Price will be reduced to equal the effective price per share in such dilutive issuance. The Conversion Price is also subject to a downward adjustment if an Event of Default occurs. The Conversion Price is subject to an initial floor price of $2.00 per share of Common Stock, however beginning on the effective date of the initial Registration Statement, and on the same day of every six (6) months thereafter (each, a “Floor Price Reset Date”), the floor price will be reduced to 20% of the average volume weighted average price of the Common Stock for such trading day on the primary market of the Common Stock during regular trading hours as reported by Bloomberg L.P. (the “VWAP”) during the five (5) trading days immediately prior to such Floor Price Reset Date. Additionally, the Company may reduce the floor price to any amount set forth in a written notice to the Holder, provided that any such reduction will be irrevocable and will not be subject to increase thereafter. The Company may prepay the Note at its option, upon thirty (30) business days written notice, by paying a 10% redemption premium.

Event of Default Conversion

From and after the occurrence of an Event of Default, the Holder may elect to convert the Note into shares of the Common Stock at the “Event of Default Conversion Price”, which is equal to the lower of the Conversion Price then in effect; and 90% of the lowest VWAP of the Common Stock during the ten (10) consecutive trading days immediately prior to the date on which we received written notice of such conversion from such holder, subject to the Floor Price.

Limitations on Conversion

A Holder shall not have the right to convert any portion of the Note to the extent that, after giving effect to such conversion, the Holder (together with its related parties) would beneficially own in excess of 4.99% (the “Maximum Percentage”) of shares of the Company Common Stock outstanding immediately after giving effect to such conversion. The Maximum Percentage may be raised or lowered to any other percentage not in excess of 9.99%, at the option of the Holder, except that any increase will only be effective upon 61 days’ prior written notice to us.

Redemption Rights

At any time, the Company may redeem in cash all, or any portion, of the Note, in an amount equal to the outstanding principal balance being redeemed, plus a 10% premium in respect of such principal amount, plus all accrued and unpaid interest, if any, on such principal amount.

Security Agreement

Also, on December 6, 2024, the Company, each of its subsidiaries (each, a “Grantor”), and the Investor, entered into a Security Agreement (the “Security Agreement”) with respect to the Notes. Pursuant to the Security Agreement, each Grantor granted a security interest in such Grantor’s right, title and interest in and to each type of property described in the Security Agreement, (collectively, the “Collateral”), including, but not limited to the Company’s Equipment, Inventory, Receivables, Related Contracts, Pledged Debt, Investment Property, Pledged Stock and Account Collateral. The Collateral secures and will secure all debts, obligations, liabilities, covenants and duties of every kind owed at any time to the Secured Parties by the Grantors under the Purchase Agreement, the Notes, the Guarantee and/or each other Transaction Document.

Subsidiary Guarantee

Also, on December 6, 2024, each of the Company’s subsidiaries (the “Guarantors”) executed a guarantee agreement (the “Subsidiary Guarantee”), whereby each such Guarantor guaranteed to the EPFA Investor the prompt and full payment and performance of the Guaranteed Obligations of the Company under and pursuant to the Security Agreement.

The table below summarizes the outstanding notes payable as of December 31, 2024 and 2023, including the effects of discounts and debt issuance costs:

	December 31, 2024	December 31, 2023
Current
The Note – principal	$—	$465,000
The Note – accrued interest	—	4,968
Convertible note due 2026	7,000,000	—
Discounts, net (1)	(462,602)	—
Debt issuance costs, net (2)	(4,303,686)	—
Notes payable – current	$2,233,712	$469,968

AirLife Note – principle	$2,000,000	$2,000,000
AirLife Note – accrued interest	217,823	53,013
Notes payable – noncurrent	$2,217,823	$2,053,013
(1)	Discounts as of December 31, 2024 and 2023, consisted of $490,000 and $0, respectively, in discounts less accumulated amortization of $27,398 and $0, respectively.

(2)	Debt issuance costs as of December 31, 2024 and 2023, consisted of $5,048,574 and $0, respectively, in debt issuance costs less accumulated amortization of $254,888.